Note 1 - Segment Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
1	Segment information

As mentioned in section II. AP – C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in million US dollar)
Year ended December 31, 2017	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,966	323	5,289	12
Management view - operating income	115	48	163	3
Difference in cost of sales	164	1	165	(1)
Direct cost and others	115	-	115	(1)
Absorption	49	1	50	-
Differences in depreciation and amortization	(3)	-	(3)	-
Differences in selling, general and administrative expenses	14	(6)	8	-
Differences in other operating income (expenses), net	2	-	2	-
IFRS - operating income	292	43	335	2
Financial income (expense), net			(23)	-
Income before equity in earnings of non-consolidated companies and income tax			312	2
Equity in earnings of non-consolidated companies			116	-
Income before income tax			428	2
Capital expenditures	550	8	558	-
Depreciation and amortization	594	15	609	-

Year Ended December 31, 2016	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,015	278	4,294	235
Management view - operating income	19	19	38	62
Difference in cost of sales	(108)	(8)	(116)	4
Direct cost and others	(114)	(8)	(122)	4
Absorption	6	-	6	-
Differences in Depreciation and Amortization	28	-	28	-
Differences in Selling, general and administrative expenses	(5)	1	(4)	-
Differences in Other operating income (expenses), net	(5)	-	(5)	-
IFRS - operating (loss) income	(71)	12	(59)	66
Financial income (expense), net			22	-
(Loss) income before equity in earnings of non-consolidated companies and income tax			(37)	66
Equity in earnings of non-consolidated companies			71	-
Income before income tax			34	66
Capital expenditures	752	33	785	2
Depreciation and amortization	643	14	657	5

Year Ended December 31, 2015	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	6,444	459	6,903	198
Management view - operating income	686	27	713	39
Difference in cost of sales	(225)	-	(225)	(9)
Direct cost and others	(184)	-	(184)	(9)
Absorption	(41)	-	(41)	-
Differences in Depreciation and Amortization	(319)	1	(318)	-
Differences in Selling, general and administrative expenses	(4)	-	(4)	-
Differences in Other operating income (expenses), net	-	-	-	-
IFRS - operating income	138	28	166	30
Financial income (expense), net			15	-
Income before equity in earnings of non-consolidated companies and income tax			181	30
Equity in losses of non-consolidated companies			(40)	-
Income before income tax			141	30
Capital expenditures	1,089	41	1,130	1
Depreciation and amortization	638	15	653	5

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for
$53,
$47
and
$57
million in
2017,
2016
and
2015,
respectively.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies and changes on the valuation of inventories according to cost estimation internally defined.

Geographical information

(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total continuing operations	Total discontinued operations
Year ended December 31, 2017
Net sales	2,451,357	1,142,142	545,777	937,439	211,789	-	5,288,504	11,899
Total assets	7,925,520	2,975,599	2,002,658	391,029	441,546	661,866	14,398,218	-
Trade receivables	582,204	234,877	214,944	135,524	46,511	-	1,214,060	-
Property, plant and equipment, net	3,914,229	1,190,145	878,788	102,481	143,500	-	6,229,143	-
Capital expenditures	430,143	58,949	57,285	7,562	4,153	-	558,092	145
Depreciation and amortization	354,091	126,273	93,900	12,094	22,282	-	608,640	-

Year ended December 31, 2016
Net sales	1,320,297	1,210,527	565,173	1,055,994	141,601	-	4,293,592	234,911
Total assets	7,467,842	2,803,848	1,925,784	593,649	482,132	578,603	13,851,858	151,417
Trade receivables	229,390	204,746	161,291	308,919	50,339	-	954,685	33,620
Property, plant and equipment, net	3,652,032	1,237,391	847,318	106,941	158,257	-	6,001,939	41,470
Capital expenditures	646,545	59,780	35,270	24,166	19,201	-	784,962	1,911
Depreciation and amortization	381,811	128,458	113,875	11,053	21,912	-	657,109	5,303

Year ended December 31, 2015
Net sales	2,668,724	2,132,221	728,815	1,096,688	276,675	-	6,903,123	197,630
Total assets	8,625,806	2,931,297	1,877,429	429,317	423,479	512,217	14,799,545	87,429
Trade receivables	339,499	396,834	181,084	137,278	52,494	-	1,107,189	27,940
Property, plant and equipment, net	3,207,661	1,269,995	907,466	86,181	155,299	-	5,626,602	45,656
Capital expenditures	822,396	168,140	82,344	36,867	20,566	-	1,130,313	1,206
Depreciation and amortization	385,189	125,754	112,742	9,912	19,716	-	653,313	5,465

There are
no
revenues from external customers attributable to the Company’s country of incorporation (Luxembourg). For geographical information purposes, “North America” comprises Canada, Mexico and the USA (
31.8%
); “South America” comprises principally Argentina (
14.0%
), Brazil and Colombia; “Europe” comprises principally Italy and Romania; “Middle East and Africa” comprises principally Kazakhstan, United Arab Emirates, Nigeria and Saudi Arabia and; “Asia Pacific” comprises principally China, Japan and Thailand.

(*) Includes Investments in non-consolidated companies and Available for sale assets for
$
21.6
million in
2017,
2016
and
2015
(see Note
12
and
31
).